                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

  Supplement dated September 2, 2008 to PROSPECTUSES dated April 28, 2008 and
                                  June 16, 2008

        AVAILABILITY OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS AND
                            FIXED INVESTMENT OPTIONS

This Supplement is intended to supplement prospectuses dated April 28, 2008 or June 16, 2008 for VENTURE VARIABLE ANNUITY, VENTURE III VARIABLE ANNUITY, VENTURE VANTAGE VARIABLE ANNUITY, and VENTURE VISION VARIABLE ANNUITY Contracts issued on and after April 28, 2008 by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York.

You should read this Supplement together with the current prospectus for the Contract you purchased (the "annuity prospectus"), and retain all documents for future reference. If you would like another copy of the annuity prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com.

We revise the Appendix to your annuity prospectus entitled "Additional Availability of Guaranteed Minimum Withdrawal Benefit Riders" to describe the following changes:

Additional Availability of Guaranteed Minimum Withdrawal Benefit Riders

This section describes the conditions under which you may elect to purchase, or to exchange an existing guaranteed minimum withdrawal benefit Rider to your Contract, for one of the following optional guaranteed minimum withdrawal benefit Riders after you have purchased a Contract:

          - Income Plus for Life (Quarterly Step-up Review) (if available in your state on your Anniversary; otherwise Income Plus for Life (Annual Step-up Review)); or

          - Income Plus for Life - Joint Life (Quarterly Step-up Review) (if available in your state on your Anniversary; otherwise Income Plus for Life - Joint Life (Annual Step-up Review)); or

          - Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up; or

          -    Principal Returns.

Any exchange of Riders is subject to the availability of the new Rider and/or this exchange program in your state. Income Plus for Life - Joint Life (Annual Step-up Review) is not available for Non-Qualified contracts in New Jersey.

DO I NEED TO SATISFY ANY CONDITIONS TO PURCHASE A NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER?

Yes, we impose several conditions:

     - Exchange of existing guaranteed minimum withdrawal benefit Rider - Only one guaranteed minimum withdrawal benefit Rider may be in effect at any time. If you elect to exchange an existing guaranteed minimum withdrawal benefit Rider for a new guaranteed minimum withdrawal benefit Rider for use with a previously issued Contract, we will terminate the existing guaranteed minimum withdrawal benefit Rider upon the effective date of the new guaranteed minimum withdrawal benefit Rider.

You may lose guaranteed lifetime income benefits, "accumulation benefits," "bonuses," "target amount adjustments" and "step-ups" under your existing guaranteed minimum withdrawal benefit Rider if you purchase a new guaranteed minimum withdrawal benefit Rider.


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

     - No withdrawal charges in excess of $1,000 or 1% of total Purchase Payments - You may not purchase a new guaranteed minimum withdrawal benefit if the withdrawal charges under your Contract are greater than $1,000 or 1% of the total Purchase Payments you have made under the Contract. You may need to wait until the withdrawal charges applicable to your Contract, if any, decline to $1,000 or 1% of Purchase Payments, or less, during the withdrawal charge period specified in your Contract. (We restart any withdrawal charge period specified in your Contract each time you make an Additional Purchase Payment.) Your purchase of a new guaranteed minimum withdrawal benefit Rider will not impact the withdrawal charges, if any, that we may impose under your Contract.

You should review the annuity prospectus and the Contract you purchased to determine the amount and duration of any remaining withdrawal charges under your Contract.

WHEN CAN I ELECT TO PURCHASE A NEW MINIMUM GUARANTEED BENEFIT RIDER?

We provide a thirty day "Election Period" following each Contract Anniversary (assuming any withdrawal charges are $1,000 or 1% of Purchase Payments, or less, at that time) for you to elect a new guaranteed minimum withdrawal benefit Rider. You must submit all required paperwork in good order to our Annuities Service Center during the Election Period to elect to purchase a new guaranteed minimum withdrawal benefit Rider.

We also provide a thirty-day Election Period for a Beneficiary to elect to purchase a guaranteed minimum withdrawal benefit Rider following the death of an Owner. In addition to the conditions discussed above, a Beneficiary must be age 75 or younger and may not exchange to a new joint life Rider.

Under our current administrative procedures, neither you nor a Beneficiary can exchange an existing guaranteed minimum withdrawal benefit Rider for a new Rider during the first Contract Year. We may change our administrative procedures from time to time to increase or decrease an Election Period, or to permit other election periods during a Contract Year.

ARE FIXED INVESTMENT OPTIONS AVAILABLE?

Currently, we do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option under the DCA program (see "Special Transfer Services - Dollar Cost Averaging" in the annuity prospectus for details).

We revise "IV. General Information about Us, the Separate Accounts, and the Portfolios" in the annuity prospectus to delete reference to a guarantee of Fixed Investment Options by The Manufacturers Life Insurance Company. This revision does not affect guarantees provided in the Contracts issued by John Hancock USA and John Hancock NY.

0708: 1303118

333-71072   333-138846
333-70728   033-79112
333-70850   333-83558
333-71074   333-61283


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

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

     Supplement dated September 2, 2008 to PROSPECTUSES dated April 28, 2008

        AVAILABILITY OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS AND
                            FIXED INVESTMENT OPTIONS

This Supplement is intended to supplement prospectuses dated April 28, 2008 for VENTURE VARIABLE ANNUITY, VENTURE III VARIABLE ANNUITY, VENTURE VANTAGE VARIABLE ANNUITY, VENTURE VISION VARIABLE ANNUITY, WEALTHMARK VARIABLE ANNUITY, and WEALTHMARK ML3 VARIABLE ANNUITY Contracts issued on and after January 1, 2004 and prior to April 28, 2008 by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York.

You should read this Supplement together with the current prospectus for the Contract you purchased (the "annuity prospectus"), and retain all documents for future reference. If you would like another copy of the annuity prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com.

We revise the Appendix to your annuity prospectus entitled "Additional Availability of Guaranteed Minimum Withdrawal Benefit Riders" to describe the following changes:

Additional Availability of Guaranteed Minimum Withdrawal Benefit Riders

This section describes the conditions under which you may elect to purchase, or to exchange an existing guaranteed minimum withdrawal benefit Rider to your Contract for, one of the following optional guaranteed minimum withdrawal benefit Riders after you purchase a Contract:

          -    Income Plus for Life or Income Plus for Life - Joint Life;

          - Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up; or

          -    Principal Returns.

Any purchase or exchange of Riders is subject to the availability of the new Rider and/or this exchange program in your state. Income Plus for Life - Joint Life is not available for Non-Qualified contracts in New Jersey.

FOR MORE INFORMATION REGARDING THE FEES AND FEATURES OF THESE RIDERS AND THE OTHER TOPICS DISCUSSED IN THIS APPENDIX, PLEASE SEE APPENDIX D: "OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFITS."

DO I NEED TO SATISFY ANY CONDITIONS TO PURCHASE A NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER?

Yes, we impose several conditions:

     - Exchange of existing guaranteed minimum withdrawal benefit Rider - Only one guaranteed minimum withdrawal benefit Rider may be in effect at any time. If you elect to exchange an existing guaranteed minimum withdrawal benefit Rider for a new guaranteed minimum withdrawal benefit Rider for use with a previously issued Contract, we will terminate the existing guaranteed minimum withdrawal benefit Rider upon the effective date of the new guaranteed minimum withdrawal benefit Rider. Unless we agree otherwise, an exchange to a new guaranteed minimum withdrawal benefit Rider is not available to Contracts with Triple Protection Death Benefit, Accelerated Beneficiary Protection Death Benefit, or the following optional guaranteed minimum income benefit Riders:

          John Hancock USA

          -    Guaranteed Retirement Income Program I

          -    Guaranteed Retirement Income Program II

          -    Guaranteed Retirement Income Program III

          -    Guaranteed Retirement Income Benefit II

          -    Guaranteed Retirement Income Benefit III


                                     1 of 2

          John Hancock New York

          -    Guaranteed Retirement Income Program I

          -    Guaranteed Retirement Income Program II

          -    Guaranteed Retirement Income Benefit II

You may lose guaranteed lifetime income benefits, "accumulation benefits," "Bonuses," "Target Amount adjustments" and "Step-ups" under your existing guaranteed minimum withdrawal benefit Rider if you purchase a new guaranteed minimum withdrawal benefit Rider.

     - No withdrawal charges in excess of $1,000 or 1% of total Purchase Payments - You may not purchase a new guaranteed minimum withdrawal benefit if the withdrawal charges under your Contract are greater than $1,000 or 1% of the total Purchase Payments you have made under the Contract. You may need to wait until the withdrawal charges applicable to your Contract, if any, decline to $1,000 or 1% of Purchase Payments, or less, during the withdrawal charge period specified in your Contract. (We restart any withdrawal charge period specified in your Contract each time you make an Additional Purchase Payment.) Your purchase of a new guaranteed minimum withdrawal benefit Rider will not impact the withdrawal charges, if any, that we may impose under your Contract.

You should review the annuity prospectus and the Contract you purchased to determine the amount and duration of any remaining withdrawal charges under your Contract.

WHEN CAN I ELECT TO PURCHASE A NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER?

We provide a thirty day "Election Period" following each Contract Anniversary (assuming any withdrawal charges are $1,000 or 1% of Purchase Payments, or less, at that time) for you to elect a new guaranteed minimum withdrawal benefit Rider. You must submit all required paperwork in good order to our Annuities Service Center during the Election Period to elect to purchase a new guaranteed minimum withdrawal benefit Rider.

We also provide a thirty-day Election Period for a Beneficiary to elect to purchase a guaranteed minimum withdrawal benefit Rider following the death of an Owner. In addition to the conditions discussed above, a Beneficiary must be age 75 or younger and may not exchange to a new joint life Rider.

Under our current administrative procedures, neither you nor a Beneficiary can exchange an existing guaranteed minimum withdrawal benefit Rider for a new Rider during the first Contract Year. We may change our administrative procedures from time to time to increase or decrease an Election Period, or to permit other election periods during a Contract Year.

ARE FIXED INVESTMENT OPTIONS AVAILABLE?

Currently, we do not make available any Fixed Investment Options, other than as described in "Fixed Investment Options - Interest Rates and Availability" in the annuity prospectus and a DCA Fixed Investment Option under the DCA program (see "Special Transfer Services - Dollar Cost Averaging" in the annuity prospectus for details).

We revise "IV. General Information about Us, the Separate Accounts, and the Portfolios" in the annuity prospectus to delete reference to a guarantee of Fixed Investment Options by The Manufacturers Life Insurance Company, which has been terminated in accordance with its terms. This revision does not affect guarantees provided in the Contracts issued by John Hancock USA and John Hancock NY.

333-71072   333-138846
333-70728   033-79112
333-70730   033-46217
333-70850   333-83558
333-71074   333-61283


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